UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-05831
                                                     ---------

                           Primary Income Funds, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2007
                                              --------------

                                    FORM N-Q
Item 1.  Schedule of Investments.

The Primary Income Funds, Inc.
Schedules of Investments
March 31, 2007 (Unaudited)

The Primary Income Fund
Portfolio of Investments - As of March 31, 2007
(Unaudited)



Shares or
Principal                                                                                                          Market
 Amount                                                                                     Cost                    Value
-------------                                                                           -------------            -------------
                Common Stocks                                                34.7%
        4,000   CBS Corp. (Media)                                                       $       113,920           $     122,360
        2,000   DPL, Inc. (Electric & Gas Utilities)                                             22,926                  62,180
        2,691   DTE Energy Co. (Electric & Gas Utilities)                                       115,541                 128,899
        5,000   General Electric Co. (Industrial Conglomerates)                                 146,280                 176,800
        1,000   Home Depot, Inc. (Specialty Retail)                                              38,050                  36,740
        4,000   Microsoft Corp. (Software)                                                      106,912                 111,480
        4,000   Middlesex Water Co. (Water Utilities)                                            81,100                  73,560
        4,000   Schering-Plough Corp. (Pharmaceuticals)                                          64,860                 102,040
        3,000   Vectren Corp. (Electric & Gas Utilities)                                         64,302                  85,800
        1,000   Wisconsin Energy Corp. (Electric & Gas Utilities)                                24,998                  48,520
                                                                                             ----------              ----------
                Total Common Stocks                                                             778,889                 948,379
                                                                                             ----------              ----------

                Bonds and Notes                                               9.1%
      150,000   General Electric Capital Corp., 4.65%, 6/11/2008                                150,000                 148,942
      100,000   Georgia Power Co., 5.25%, 12/15/2015                                             97,897                  99,339
                                                                                             ----------              ----------
                Total Bonds and Notes                                                           247,897                 248,281
                                                                                             ----------              ----------

                Short-Term Investments                                       56.3%
    1,537,356   US Bank Demand Note, 5.07%, 3/31/2007                                         1,537,356               1,537,356
                                                                                             ----------              ----------
                Total Short-Term Investments                                                  1,537,356               1,537,356
                                                                                             ----------              ----------


                Total Investments                                           100.1%           $2,564,142               2,734,016
                Liabilities less Other Assets                               (0.1)%                                      (1,413)
                                                                                             ----------              ----------
                Net Assets                                                  100.0%                                   $2,732,603
                                                                                                                     ==========


                                  See Notes to Portfolio of Investments

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2007 (unaudited)

Organization
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At March 31, 2007, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $15,624,453 and $2,564,142, for the Trend and Income Funds, respectively, were as follows:

                                                     The Primary             The Primary
                                                      Trend Fund             Income Fund

          Unrealized appreciation                        $ 3,899,493               $ 179,841
          Unrealized (depreciation)                         (100,806)                 (9,967)
                                                  -------------------     -------------------

Net appreciation/(depreciation) on investments           $ 3,798,687               $ 169,874
                                                  ===================     ===================

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Funds, Inc.

By:      /s/Lilli Gust
    ------------------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 29, 2007
      ----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
    ------------------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 29, 2007
      ----------------------------------------------


By:      /s/Lilli Gust
    ------------------------------------------------
         Lilli Gust
         Principal Financial Officer

Date:    May 29, 2007
      --------------------------------------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)